INTANGIBLE ASSET (Details - Future amortization) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 1,644,362	$ 2,192,484
2026	2,192,484	2,192,484
2027	2,192,484	2,192,484
2028	2,192,484	2,192,484
2029	822,182	822,182
Total Intangible Asset Amortization	$ 9,043,996	$ 9,592,118